Other income/(loss) (net) (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Other Income/(Loss) (Net)
Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Miscellaneous income	US$	197.7	Rs.	14,958.0	Rs.	16,941.8	Rs.	32,508.0
Incentives		128.7		9,738.9		10,035.3		11,499.6
Gain / (Loss) on change in fair value of commodity derivatives		(91.0)		(6,881.8)		847.5		2,146.3
Dividend income and income on mutual funds		2.8		211.4		172.8		157.7
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)		—		—		—		1,561.7
Profit on sale of investments measured at FVTPL		24.8		1,873.4		1,286.1		—
Profit on sale of investment in a subsidiary company (note below)		—		—		3,769.8		—
MTM on investments measured at FVTPL		(51.4)		(3,890.5)		2,385.4		—

Total	US$	211.6	Rs.	16,009.4	Rs.	35,438.7	Rs.	47,873.3

Note:
During the year ended March 31, 2019, the Company has sold investment in TAL Manufacturing Solutions Limited to Tata Advanced Systems Ltd.